COLONIAL SHORT DURATION U.S. GOVERNMENT FUND
                  COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND
                        COLONIAL FEDERAL SECURITIES FUND

                             CLASS A, B AND C SHARES

                   SUPPLEMENT TO PROSPECTUSES DATED JANUARY 1, 2000 (Replacing Supplements dated June 23, 2000 and August 1, 2000)


The Prospectuses are revised as follows:

Effective July 14, 2000, the Funds' changed their names. Colonial Short Duration U.S. Government Fund changed its name to "Liberty Short Term Government Fund, Colonial Intermediate U.S. Government Fund changed its name to "Liberty Intermediate Government Fund" and the Colonial Federal Securities Fund changed its name to "Liberty Federal Securities Fund."

Effective September 19, 2000, Michael Bissonnette began co-managing Liberty Intermediate Government Fund.

The  following  replaces  the  paragraph  for  Michael   Bissonnette  under  the
sub-caption, PORTFOLIO MANAGERS, under the section MANAGING THE FUNDS for the Liberty Intermediate Government Fund in the Funds' Prospectus:

MICHAEL BISSONNETTE, a senior vice president of Colonial Management Associates, Inc. (Colonial), is co-manager for the Liberty Federal Securities Fund and the Liberty Intermediate Government Fund. Prior to joining Colonial, Mr. Bissonnette was a portfolio manager for APAM, Inc. from June, 1998 to June, 1999, and a portfolio manager at Caxton Corporation from July, 1996 to June, 1998. From June, 1993 to Fund, 1996, Mr. Bissonnette served as a portfolio manager of fixed-income funds and a vice president of Colonial.

Effective September 19, 2000, Leslie W. Finnemore no longer co-manages the Liberty Federal Securities Fund and Ann T. Peterson began co-managing the Fund.

The following replaces the paragraph for Ann T. Peterson under the sub-caption, PORTFOLIO MANAGERS, under the section MANAGING THE FUNDS for the Liberty Federal Securities Fund in the Funds' Prospectus:

ANN T. PETERSON, a vice president of Colonial, is the lead portfolio manager for the Liberty Short Term Government Fund. Ms. Peterson also serves as the co-manager of the Liberty Intermediate Government Fund and the Liberty Federal Securities Fund. Since 1993, she has served as a manager or co-manager of various other Colonial taxable income funds. The following replaces the paragraph for Leslie W. Finnemore under the sub-caption, Portfolio Managers, under the section Managing the Funds for the Liberty Federal Securities Fund in the Funds' Prospectus:

LESLIE W. FINNEMORE, a senior vice president of Colonial, is the lead manager for the Liberty Intermediate Government Fund and has managed this Fund since it commenced operations in 1987. Ms. Finnemore has also managed or co-managed the Liberty Federal Securities Fund from 1993 through September 19, 2000 and has co-managed the Liberty Short Term Government Fund since July, 1999. Since 1987, she has served as a manager or co-manager of various other Colonial taxable income funds.

The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT was revised as follows:

The footnote to the table "Class A Sales Charges" under the subcaption SALES CHARGES under the section YOUR ACCOUNT is revised as follows:

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18 month period begins on the first day of the month following each purchase. The contingent deferred sales charge does not apply to retirement plans purchased through a fee-based program.

The following replaces the table called "Purchases Over $1 Million" under the subcaption SALES CHARGES under the section YOUR ACCOUNT:

AMOUNT PURCHASED                        COMMISSION %
First $3 million                            1.00
$3 million to less than $5 million          0.80
$5 million to less than $25 million         0.50
$25 million or more                         0.25*

* Paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.



GOV-36/250D-1000                                                October 24, 2000

                      COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND
                                   CLASS Z SHARES

                  SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 2000
                 (Replacing  Supplements  dated June 23, 2000 and
                                  August 15, 2000)


The Prospectus is revised as follows:

Effective July 14, 2000, the Fund changed its name from Colonial Intermediate U.S. Government Fund to "Liberty Intermediate Government Fund."

Effective September 19, 2000, Michael Bissonnette began co-managing the Fund.

The following is added under the sub-caption, PORTFOLIO MANAGERS, under the section MANAGING THE FUND:

MICHAEL BISSONNETTE, a senior vice president of Colonial Management Associates, Inc. (Colonial), is a co-manager of the Fund. Prior to joining Colonial, Mr. Bissonnette was a portfolio manager for APAM, Inc. from June, 1998 to June, 1999, and a portfolio manager at Caxton Corporation from July, 1996 to June, 1998. From June, 1993 to Fund, 1996, Mr. Bissonnette served as a portfolio manager of fixed-income funds and a vice president of Colonial.

The Class Z share prospectus of the above Fund is amended to revise the categories of investors who are eligible to purchase Class Z shares. The following investors are now eligible to purchase Class Z shares: (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; (v) clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates; (vi) any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.; (vii) any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, roll over or transfer; (viii) any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and (ix) any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by (a) retirement plans described in clause (ii) above are not subject to any initial investment minimum, and (b) investors described in clauses (vi), (viii) and (ix) above are subject to a minimum purchase amount of $1,000. The Fund reserves the right to change the investment minimums.


                                                                October 24, 2000

                       COLONIAL FEDERAL SECURITIES FUND
                                 CLASS Z SHARES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 2000
                Replacing  Supplements  dated June 23, 2000 and
                                 August 15, 2000)

The Prospectus is revised as follows:

Effective July 14, 2000, the Fund changed its name from Colonial Federal Securities Fund to "Liberty Federal Securities Fund."

Effective September 19, 2000, Leslie W. Finnemore no longer co-manages the Fund and Ann T. Peterson began co-managing the Fund.

The paragraph on Leslie W. Finnemore is being replaced by the following under the sub-caption, PORTFOLIO MANAGERS, under the section MANAGING THE FUND:

ANN T. PETERSON, a vice president of Colonial Management Associates, Inc. (Colonial), is a co-manager for the Fund and has managed or co-managed various other Colonial taxable income funds since 1993.

The Class Z share prospectus of the above Fund is amended to revise the categories of investors who are eligible to purchase Class Z shares. The following investors are now eligible to purchase Class Z shares: (i) clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; (ii) a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third party broker-dealer; (iii) any insurance company, trust company or bank purchasing shares for its own account; (iv) any endowment, investment company or foundation; (v) clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates; (vi) any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.; (vii) any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, roll over or transfer; (viii) any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and (ix) any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

Initial purchases of Class Z shares are subject to a minimum purchase amount of $100,000, except that purchases by (a) retirement plans described in clause (ii) above are not subject to any initial investment minimum, and (b) investors described in clauses (vi), (viii) and (ix) above are subject to a minimum purchase amount of $1,000. The Fund reserves the right to change the investment minimums.


760-36/251D-1000                                                October 24, 2000